CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ (629)	$ 1,486	$ (815)
Other comprehensive income (loss):
Foreign currency translation adjustment	51	18	(50)
Net change in accumulated comprehensive income (loss)	51	18	(50)
Comprehensive income (loss)	$ (578)	$ 1,504	$ (865)